Risk management - United States - SC USA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Loans and advances to customers	€ 972,682	€ 916,199	€ 942,218
North America
Credit risk
Non-performing rate (as a percent)	2.42%	2.23%	2.20%
United States | North America
Credit risk
Non-performing rate (as a percent)	2.33%	2.04%	2.20%
United States | North America | Santander Consumer USA Holdings, Inc.
Credit risk
Percentage increase in loan originations	4.00%
Non-performing rate (as a percent)	6.27%
Percentage increase in nonperforming ratio	1.01%
Cost of credit (as a percent)	1.54%
Decrease in cost of credit (as a percent)	6.54%
Coverage rate (as a percent)	176.00%
Decrease in nonperforming coverage ratio (in percentage)	0.54%
United States | North America | Santander Consumer USA Holdings, Inc. | Stellantis Group | Auto financing through loan and leasing
Credit risk
Decrease in leases (in percentage)	5.00%
Loans and advances to customers	€ 13,600